Quarterly Holdings Report
for
Fidelity Freedom® Blend 2045 Fund
December 31, 2023
FBF-Y45-NPRT3-0224
1.9892476.105
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.4% 1/25/24 to 3/28/24 (b) (Cost $3,214,569)	3,230,000	3,215,138

Domestic Equity Funds - 49.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	13,896,496	217,063,273
Fidelity Series Commodity Strategy Fund (c)	131,258	12,158,448
Fidelity Series Large Cap Growth Index Fund (c)	7,115,689	136,265,437
Fidelity Series Large Cap Stock Fund (c)	7,450,663	145,585,958
Fidelity Series Large Cap Value Index Fund (c)	17,645,605	259,743,299
Fidelity Series Small Cap Core Fund (c)	56,940	640,571
Fidelity Series Small Cap Opportunities Fund (c)	4,990,728	69,371,125
Fidelity Series Value Discovery Fund (c)	6,391,494	95,105,427
TOTAL DOMESTIC EQUITY FUNDS (Cost $808,686,922)		935,933,538

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,601,481	52,905,754
Fidelity Series Emerging Markets Fund (c)	6,052,262	51,202,140
Fidelity Series Emerging Markets Opportunities Fund (c)	11,829,471	205,004,731
Fidelity Series International Growth Fund (c)	7,731,025	132,432,455
Fidelity Series International Index Fund (c)	4,225,014	49,686,164
Fidelity Series International Small Cap Fund (c)	1,735,410	29,432,548
Fidelity Series International Value Fund (c)	11,316,549	132,064,123
Fidelity Series Overseas Fund (c)	10,173,106	131,945,182
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $745,968,761)		784,673,097

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	199,944	1,531,568
Fidelity Series Corporate Bond Fund (c)	26,811	249,875
Fidelity Series Emerging Markets Debt Fund (c)	1,221,110	9,463,602
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	326,669	3,060,890
Fidelity Series Floating Rate High Income Fund (c)	188,604	1,703,095
Fidelity Series Government Bond Index Fund (c)	54,976	508,527
Fidelity Series High Income Fund (c)	1,143,310	9,615,236
Fidelity Series Investment Grade Bond Fund (c)	51,832	523,500
Fidelity Series Investment Grade Securitized Fund (c)	27,534	248,355
Fidelity Series Long-Term Treasury Bond Index Fund (c)	18,351,189	107,537,966
Fidelity Series Real Estate Income Fund (c)	194,288	1,843,793
TOTAL BOND FUNDS (Cost $159,297,890)		136,286,407

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	3,948,812	3,949,602
Fidelity Series Government Money Market Fund 5.43% (c)(e)	6,457,952	6,457,952
Fidelity Series Short-Term Credit Fund (c)	38,087	375,161
Fidelity Series Treasury Bill Index Fund (c)	1,673,517	16,634,763
TOTAL SHORT-TERM FUNDS (Cost $27,414,654)		27,417,478

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,744,582,796)	1,887,525,658
NET OTHER ASSETS (LIABILITIES) - 0.0%	37,802
NET ASSETS - 100.0%	1,887,563,460

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	378	Mar 2024	42,672,656	1,333,340	1,333,340
CBOT 5-Year U.S. Treasury Note Contracts (United States)	602	Mar 2024	65,481,609	1,398,082	1,398,082
CBOT Long Term U.S. Treasury Bond Contracts (United States)	76	Mar 2024	9,495,250	681,476	681,476

TOTAL PURCHASED					3,412,898

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	62	Mar 2024	14,942,000	(496,081)	(496,081)
ICE MSCI EAFE Index Contracts (United States)	11	Mar 2024	1,238,820	(4,514)	(4,514)
ICE MSCI Emerging Markets Index Contracts (United States)	262	Mar 2024	13,541,470	(597,937)	(597,937)

TOTAL SOLD					(1,098,532)

TOTAL FUTURES CONTRACTS					2,314,366
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,215,138.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,020,607	30,266,883	28,337,888	97,708	-	-	3,949,602	0.0%
Total	2,020,607	30,266,883	28,337,888	97,708	-	-	3,949,602

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,335,709	282,959	18,337	48,761	(657)	(68,106)	1,531,568
Fidelity Series Blue Chip Growth Fund	163,176,275	35,642,090	31,948,860	1,121,039	(1,588,018)	51,781,786	217,063,273
Fidelity Series Canada Fund	42,424,924	11,148,085	4,150,972	1,722,554	183,526	3,300,191	52,905,754
Fidelity Series Commodity Strategy Fund	10,240,051	3,757,257	1,057,070	515,660	(349,523)	(432,267)	12,158,448
Fidelity Series Corporate Bond Fund	47,064	195,144	4,001	3,704	(37)	11,705	249,875
Fidelity Series Emerging Markets Debt Fund	7,249,390	1,818,646	95,355	396,484	(3,723)	494,644	9,463,602
Fidelity Series Emerging Markets Debt Local Currency Fund	2,472,899	545,180	31,173	147,043	898	73,086	3,060,890
Fidelity Series Emerging Markets Fund	26,413,962	23,798,193	800,541	1,202,448	(89,087)	1,879,613	51,202,140
Fidelity Series Emerging Markets Opportunities Fund	173,471,786	26,969,148	5,545,632	5,602,638	153,176	9,956,253	205,004,731
Fidelity Series Floating Rate High Income Fund	1,391,087	349,089	63,948	116,134	1,084	25,783	1,703,095
Fidelity Series Government Bond Index Fund	133,776	372,327	5,836	6,412	(123)	8,383	508,527
Fidelity Series Government Money Market Fund 5.43%	4,085,043	4,379,851	2,006,942	192,890	-	-	6,457,952
Fidelity Series High Income Fund	7,311,685	2,132,096	99,022	413,573	632	269,845	9,615,236
Fidelity Series International Growth Fund	98,475,209	26,589,845	2,777,018	1,662,141	(67,325)	10,211,744	132,432,455
Fidelity Series International Index Fund	40,834,494	10,098,016	4,055,800	1,370,029	(24,179)	2,833,633	49,686,164
Fidelity Series International Small Cap Fund	30,563,736	5,728,149	7,880,700	972,035	(3,137,244)	4,158,607	29,432,548
Fidelity Series International Value Fund	98,218,139	28,827,357	5,917,398	4,141,086	11,252	10,924,773	132,064,123
Fidelity Series Investment Grade Bond Fund	138,407	377,506	6,920	9,442	(105)	14,612	523,500
Fidelity Series Investment Grade Securitized Fund	55,739	188,026	4,002	3,787	(87)	8,679	248,355
Fidelity Series Large Cap Growth Index Fund	103,362,965	21,157,653	13,509,948	1,092,937	200,177	25,054,590	136,265,437
Fidelity Series Large Cap Stock Fund	113,298,016	25,365,879	6,078,427	7,177,582	140,113	12,860,377	145,585,958
Fidelity Series Large Cap Value Index Fund	211,320,352	50,733,112	16,120,910	10,241,098	(456,334)	14,267,079	259,743,299
Fidelity Series Long-Term Treasury Bond Index Fund	84,389,134	29,869,591	2,795,738	2,256,816	(267,592)	(3,657,429)	107,537,966
Fidelity Series Overseas Fund	98,380,116	26,898,212	2,867,696	2,116,229	96,116	9,438,434	131,945,182
Fidelity Series Real Estate Income Fund	2,474,669	500,256	1,137,515	123,568	(85,683)	92,066	1,843,793
Fidelity Series Short-Term Credit Fund	349,738	17,850	-	8,005	-	7,573	375,161
Fidelity Series Small Cap Core Fund	325,088	269,285	33,729	10,053	2,192	77,735	640,571
Fidelity Series Small Cap Opportunities Fund	51,846,119	13,222,778	4,129,181	654,397	(366,099)	8,797,508	69,371,125
Fidelity Series Treasury Bill Index Fund	10,496,947	9,298,236	3,150,286	509,898	(4,820)	(5,314)	16,634,763
Fidelity Series Value Discovery Fund	77,481,228	22,030,644	7,166,518	4,344,861	(435,468)	3,195,541	95,105,427
	1,461,763,747	382,562,460	123,459,475	48,183,304	(6,086,938)	165,581,124	1,880,360,918

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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